Investments	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investments

NOTE 9. INVESTMENTS

DOMINION ENERGY

Equity and Debt Securities

RABBI TRUST SECURITIES

Marketable equity and debt securities and cash equivalents held in Dominion Energy’s rabbi trusts and classified as trading totaled $112 million and $104 million at December 31, 2017 and 2016, respectively.

DECOMMISSIONING TRUST SECURITIES

Dominion Energy holds marketable equity and debt securities (classified as available-for-sale), cash equivalents and cost method investments in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains(1)	Total Unrealized Losses(1)		Fair Value
(millions)
At December 31, 2017
Marketable equity securities:
U.S.	$1,569	$1,857	$ —		$3,426
Fixed income:
Corporate debt instruments	430	15	(1)		444
Government securities	1,039	27	(5)		1,061
Common/collective trust funds	60	—	—		60
Cost method investments	68	—	—		68
Cash equivalents and other(2)	34	—	—		34
Total	$3,200	$1,899	$ (6	)(3)	$5,093
At December 31, 2016
Marketable equity securities:
U.S.	$1,449	$1,408	$ —		$2,857
Fixed income:
Corporate debt instruments	478	13	(4)		487
Government securities	978	22	(8)		992
Common/collective trust funds	67	—	—		67
Cost method investments	69	—	—		69
Cash equivalents and other(2)	12	—	—		12
Total	$3,053	$1,443	$(12	)(3)	$4,484

(1)	Included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(2)	Includes pending sales of securities of $5 million and $9 million at December 31, 2017 and 2016, respectively.
(3)	The fair value of securities in an unrealized loss position was $565 million and $576 million at December 31, 2017 and 2016, respectively.

The fair value of Dominion Energy’s marketable debt securities held in nuclear decommissioning trust funds at December 31, 2017 by contractual maturity is as follows:

Amount
(millions)

Due in one year or less	$151
Due after one year through five years	385
Due after five years through ten years	370
Due after ten years	659
Total	$1,565

Presented below is selected information regarding Dominion Energy’s marketable equity and debt securities held in nuclear decommissioning trust funds:

Year Ended December 31,	2017	2016	2015
(millions)

Proceeds from sales	$1,831	$1,422	$1,340
Realized gains(1)	166	128	219
Realized losses(1)	71	55	84

(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Dominion Energy recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2017	2016	2015
(millions)

Total other-than-temporary impairment losses(1)	$44	$51	$66
Losses recorded to the nuclear decomissioning trust regulatory liability	(16)	(16)	(26)
Losses recognized in other comprehensive income (before taxes)	(5)	(12)	(9)
Net impairment losses recognized in earnings	$23	$23	$31

(1)	Amounts include other-than-temporary impairment losses for debt securities of $5 million, $13 million and $9 million at December 31, 2017, 2016 and 2015, respectively.

VIRGINIA POWER

Virginia Power holds marketable equity and debt securities (classified as available-for-sale), cash equivalents and cost method investments in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains(1)	Total Unrealized Losses(1)		Fair Value
(millions)
At December 31, 2017
Marketable equity securities:
U.S.	$ 734	$831	$—		$1,565
Fixed income:
Corporate debt instruments	216	8	—		224
Government securities	482	13	(2)		493
Common/collective trust funds	27	—	—		27
Cost method investments	68	—	—		68
Cash equivalents and other(2)	22	—	—		22
Total	$1,549	$852	$(2	)(3)	$2,399
At December 31, 2016
Marketable equity securities:
U.S.	$ 677	$624	$—		$1,301
Fixed income:
Corporate debt instruments	274	6	(4)		276
Government securities	420	9	(2)		427
Common/collective trust funds	26	—	—		26
Cost method investments	69	—	—		69
Cash equivalents and other(2)	7	—	—		7
Total	$1,473	$639	$(6	)(3)	$2,106

(1)	Included in AOCI and the nuclear decommissioning trust regulatory liability as discussed in Note 2.
(2)	Includes pending sales of securities of $6 million and $7 million at December 31, 2017 and 2016, respectively.
(3)	The fair value of securities in an unrealized loss position was $234 million and $287 million at December 31, 2017 and 2016, respectively.

The fair value of Virginia Power’s marketable debt securities at December 31, 2017, by contractual maturity is as follows:

Amount
(millions)

Due in one year or less	$ 32
Due after one year through five years	165
Due after five years through ten years	199
Due after ten years	348
Total	$744

Presented below is selected information regarding Virginia Power’s marketable equity and debt securities held in nuclear decommissioning trust funds.

Year Ended December 31,	2017	2016	2015
(millions)

Proceeds from sales	$849	$733	$639
Realized gains(1)	75	63	110
Realized losses(1)	30	27	43

(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability as discussed in Note 2.

Virginia Power recorded other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds as follows:

Year Ended December 31,	2017	2016	2015
(millions)

Total other-than-temporary impairment losses(1)	$20	$26	$36
Losses recorded to the nuclear decomissioning trust regulatory liability	(16)	(16)	(26)
Losses recognized in other comprehensive income (before taxes)	(2)	(7)	(6)
Net impairment losses recognized in earnings	$2	$3	$4

(1)	Amounts include other-than-temporary impairment losses for debt securities of $2 million, $8 million and $6 million at December 31, 2017, 2016 and 2015, respectively.

Equity Method Investments

DOMINION ENERGY AND DOMINION ENERGY GAS

Investments that Dominion Energy and Dominion Energy Gas account for under the equity method of accounting are as follows:

Company	Ownership %		Investment Balance			Description
As of December 31,			2017		2016
(millions)
Dominion Energy
Blue Racer	50%		$691		$677	Midstream gas and related services
Iroquois	50	%(1)	311		316	Gas transmission system
Atlantic Coast Pipeline	48%		382		256	Gas transmission system
Fowler Ridge	50%		81		116	Wind-powered merchant generation facility
NedPower	50%		—	(2)	112	Wind-powered merchant generation facility
Other	various		79		84
Total			$1,544		$1,561
Dominion Energy Gas
Iroquois	24.07%		$95		$98	Gas transmission system
Total			$95		$98

(1)	Comprised of Dominion Energy Midstream’s interest of 25.93% and Dominion Energy Gas’ interest of 24.07%. See Note 15 for more information.
(2)	Liability of $17 million associated with NedPower recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets as of December 31, 2017. See additional discussion of NedPower below.

Dominion Energy’s equity earnings on its investments totaled $14 million, $111 million and $56 million in 2017, 2016 and 2015, respectively, included in other income in Dominion Energy’s Consolidated Statements of Income. Dominion Energy received distributions from these investments of $419 million, $104 million and $83 million in 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the carrying amount of Dominion Energy’s investments exceeded its share of underlying equity in net assets by $249 million and $260 million, respectively. These differences are comprised at both December 31, 2017 and 2016 of $176 million, reflecting equity method goodwill that is not being amortized and at December 31, 2017 and 2016, of $73 million and $84 million related to basis differences from Dominion Energy’s investments in Blue Racer and wind projects, which are being amortized over the useful lives of the underlying assets, and in Atlantic Coast Pipeline, which is being amortized over the term of the credit facility.

Dominion Energy Gas’ equity earnings on its investment totaled $21 million in 2017 and 2016 and $23 million in 2015. Dominion Energy Gas received distributions from its investment of $24 million, $22 million and $28 million in 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the carrying amount of Dominion Energy Gas’ investment exceeded its share of underlying equity in net assets by $8 million. The difference reflects equity method goodwill and is not being amortized. In May 2016, Dominion Energy Gas sold 0.65% of the noncontrolling partnership interest in Iroquois to TransCanada for approximately $7 million, which resulted in a $5 million ($3 million after-tax) gain, included in other income in Dominion Energy Gas’ Consolidated Statements of Income.

DOMINION ENERGY

BLUE RACER

In December 2012, Dominion Energy formed a joint venture with Caiman to provide midstream services to natural gas producers operating in the Utica Shale region in Ohio and portions of Pennsylvania. Blue Racer is an equal partnership between Dominion Energy and Caiman, with Dominion Energy contributing midstream assets and Caiman contributing private equity capital.

In December 2016, Dominion Energy Gas repurchased a portion of the Western System from Blue Racer for $10 million, which is included in property, plant and equipment in Dominion Energy Gas’ Consolidated Balance Sheets.

ATLANTIC COAST PIPELINE

In September 2014, Dominion Energy, along with Duke and Southern Company Gas, announced the formation of Atlantic Coast Pipeline. The Atlantic Coast Pipeline partnership agreement includes provisions to allow Dominion Energy an option to purchase additional ownership interest in Atlantic Coast Pipeline to maintain a leading ownership percentage. In October 2016, Dominion Energy purchased an additional 3% membership interest in Atlantic Coast Pipeline from Duke for $14 million. As of December 31, 2017, the members hold the following membership interests: Dominion Energy, 48%; Duke, 47%; and Southern Company Gas, 5%.

Atlantic Coast Pipeline is focused on constructing an approximately 600-mile natural gas pipeline running from West Virginia through Virginia to North Carolina. Subsidiaries and affiliates of all three members plan to be customers of the pipeline under 20-year contracts. Public Service Company of North Carolina, Inc. also plans to be a customer of the pipeline under a 20-year contract. Atlantic Coast Pipeline is considered an equity method investment as Dominion Energy has the ability to exercise significant influence, but not control, over the investee. See Note 15 for more information.

DETI provides services to Atlantic Coast Pipeline which totaled $129 million, $95 million and $74 million in 2017, 2016 and 2015, respectively, included in operating revenue in Dominion Energy and Dominion Energy Gas’ Consolidated Statements of Income. Amounts receivable related to these services were $12 million and $10 million at December 31, 2017 and 2016, respectively, composed entirely of accrued unbilled revenue, included in other receivables in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.

In October 2017, Dominion Energy entered into a guarantee agreement to support a portion of Atlantic Coast Pipeline’s obligation under its credit facility. See Note 22 for more information.

Dominion Energy contributed $310 million, $184 million and $38 million during 2017, 2016 and 2015, respectively, to Atlantic Coast Pipeline.

Dominion Energy received distributions of $270 million in 2017 from Atlantic Coast Pipeline. No distributions were received in 2016 or 2015.

FOWLER RIDGE & NEDPOWER

In the fourth quarter of 2017, Dominion Energy recorded a charge of $126 million ($76 million after-tax) in other income in its Consolidated Statements of Income reflecting its share of a long-lived asset impairment of property, plant and equipment recorded by NedPower, which resulted in losses in excess of Dominion Energy’s investment balance. Dominion Energy recorded the excess losses due to its commitment to provide further financial support for NedPower, resulting in a liability of $17 million recorded to other deferred credits and other liabilities, on the Consolidated Balance Sheets.

As a result of the impairment recorded by NedPower, Dominion Energy evaluated its equity method investment in Fowler Ridge, a similar wind-powered merchant generation facility, determined its fair value was other than-temporarily impaired and recorded an impairment charge of $32 million ($20 million after-tax) in other income in its Consolidated Statements of Income. The fair value of $81 million was estimated using a discounted cash flow method and is considered a Level 3 fair value measurement due to the use of significant unobservable inputs related to the timing and amount of future equity distributions based on the investee’s future wind generation and operating costs.